1380270

Manually signed

FORM D
U.S. Securities and Exchange Commission
Washington, D.C. 20549

06061117

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: FOX LB INVESTORS GROUP L.P.

(Check if this is an amendment and name has changed, and indicate change.)

Filed under: Rule 504 Rule 505 **x** Rule 506
Section 4(6) ULOE

Type of Filing: x New Filing Amendment

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: FOX LB INVESTORS GROUP L.P.

Address of Executive Offices Telephone (212) 944-3634
Fox Theatricals LLC
1501 Broadway, Suite 2900,
New York, New York 10036

PROCESSED
NOV 09 2006
THOMSON
FINANCIAL

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Investment in Broadway production of musical stage play, "LEGALLY BLONDE"

Type of business Organization:
limited partnership

Estimated or actual date of Organization: 09/2006

Estimated **X** Actual

Jurisdiction of Organization: NY

2.

===================================

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Fox Theatricals, LLC
1501 Broadway, Suite 2900
New York, New York 10036

===================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Caskey, Kristin
1501 Broadway, Suite 2900
New York, New York 10036

===================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Harris, Harvey A.
911 Washington Ave
St. Louis, Mo 63101

===================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Baudendistel, Robert J.
165 N. Meramec, Suite 150
Clayton, Mo 63105

===================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Strauss, Mary
17 Westmoreland Place
St. Louis, Mo 63108

===================================

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?

YES x NO

2. What is the minimum investment that will be accepted from any individual?

$5,000

3. Does the offering permit joint ownership?

x YES NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0
Convertible Securities (including warrants)	0	0
Partnership Interests	$500,000	0
TOTAL	$500,000	0

2.

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in connection with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees		$
Printing and Engraving Costs		$
Legal Fees		$
Accounting Fees		$
Engineering Fees		$
Sales Commissions		$
Other Expenses (Identify) Filing Fees, accounting, photocopying, etc.	x	$ 2,000
TOTAL:	x	$ 2,000

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses:

x $498,000

5. Amount of adjusted gross proceeds to the issuer [all amounts are estimates]

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	$	$
Purchase of Real Estate	$	$
Purchase, rental or leasing and installation of machinery and equipment	$	$
Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses*	$	$

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of indebtedness	$	$
Working capital	$	$
Other: Investment in Limited Partnership formed to produce Musical;	x $	x$498,000
Column Totals:	x $	x$498,000
Total Payments Listed: (column totals added)	x $ 498,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
FOX LB INVESTORS GROUP L.P.	Kristin Caskey	Oct 18, 2006

Name of Signer:	Title of Signer:
Kristin Caskey	Authorized representative of the General Partner,

Fox Theatricals LLC, 1501 Broadway, Suite 2900, New York, New York 10036